Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

9 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on 12 May 2023. The original authorized share capital of the Company was US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each, comprising (a) 35,000,000 Class A ordinary shares of par value US$0.001 each and (b) 15,000,000 Class B ordinary shares of par value US$0.001 each.

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on October 4, 2023. The Reorganization involved the transfer of 100% of the equity interests in MSC Consulting (S) Pte Ltd and its wholly owned subsidiaries from its original shareholders to Orangekloud Technology Inc. Consequently, Orangekloud Technology Inc. became the ultimate holding company of all the entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

On July 24, 2024, the Company entered into an underwriting agreement with Maxim Group LLC as underwriter named thereof, in connection with its IPO of 2,750,000 Class A ordinary shares, par value US$0.001 per share at a price of $4.75 per share. On July 30, 2024, Maxim Group LLC notified the Company of their decision to further exercise the over-allotment option to purchase an additional 409,000 Class A ordinary shares of the Company, par value US$0.001 each, at a price of $4.75 per share. The closing for the sale of the Over-allotment Shares took place on August 1, 2024.

On October 7, 2024, 200,000 Class A ordinary shares of the Company, par value US$0.001 each, were issued to Maxim Partners LLC as compensation for the provision of general advisory and investment banking services to the Company.